FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Recurring [Member] Level 1	Dec. 31, 2011 Recurring [Member] Level 1	Dec. 31, 2012 Recurring [Member] Level 2	Dec. 31, 2011 Recurring [Member] Level 2	Dec. 31, 2012 Recurring [Member] Level 3	Dec. 31, 2011 Recurring [Member] Level 3	Dec. 31, 2012 Preferred Stock Embedded Derivative Level 3	Dec. 31, 2012 Convertible Security Embedded Derivative Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated volatility (as a percent)										22.30%	40.00%
Credit spread rate (as a percent)										14.64%
Total consideration paid for acquisition										$ 483,800
Assumptions and methodology used for calculating fair value of assets and liabilities
Life (in years)											4 years 1 month 6 days
Risk-free interest rate (as a percent)											0.67%
Dividend											0.00%
Common stock issued (in dollars per share)											$ 1.61
Fair Value Measurements on a Recurring Basis
Available for sale securities	1,958	497	0	1,958	497	0	0	0	0
Derivative assets				0	0	4,882	6,924	264	0
Total assets at fair value				1,958	497	4,882	6,924	264	0
Derivative liabilities				0	0	7,477	11,912	43,548	0
Total liabilities at fair value				$ 0	$ 0	$ 7,477	$ 11,912	$ 43,548	$ 0